SHARE CAPITAL - Narrative (Details) - USD ($)			3 Months Ended
	Jan. 17, 2023	Jun. 17, 2022	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Sale of stock, number of shares authorized for sale, value		$ 125,000,000
Sale of stock, price per share (in dollars per share)			$ 1.9
Gross consideration for shares sold			$ 5,083,056
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs			4,175,836	$ 0
Payments for share issue costs			127,408
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs			$ 4,955,648
Over-Allotment Option
Disclosure of classes of share capital [line items]
Issuance of shares though "at-the-market" equity program (in shares)	2,952,755
Sale of stock, price per share (in dollars per share)	$ 2.54
Gross consideration for shares sold	$ 7,499,998
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs	6,835,476
Payments for share issue costs	$ 664,522
December 2022 Offering
Disclosure of classes of share capital [line items]
Issuance of shares though "at-the-market" equity program (in shares)			2,952,755
Gross consideration for shares sold			$ 4,592,772
Payments for share issue costs			416,936
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs			4,175,836
Commission costs
Disclosure of classes of share capital [line items]
Payments for share issue costs			76,246
Commission costs | December 2022 Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs			302,642
Legal costs
Disclosure of classes of share capital [line items]
Payments for share issue costs			51,162
Legal costs | December 2022 Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs			$ 114,294
Share capital
Disclosure of classes of share capital [line items]
Issuance of shares though "at-the-market" equity program (in shares)			2,680,121
Issuance of shares through private placement (in shares)				0
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs			$ 4,955,648